Consolidated Statements of Cash Flows (Q2) (Unaudited) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (14,789)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of assets	92
Depreciation and amortization	20,110
Amortization of deferred financing costs	526
Amortization of mortgage premiums	(56)
Realized loss on ineffectiveness of interest rate caps	(34)
Changes in operating assets and liabilities:
Tenant receivables, net	(238)
Due from related parties	289
Prepaid expenses and other assets	(660)
Due to related parties	487
Accounts payable and accrued expenses	(1,039)
Tenant prepayments	(136)
Security deposits	65
Net cash provided by operating activities	4,617
Cash flows from investing activities
Capital expenditures	(1,990)
Net cash provided by (used in) investing activities	(1,990)
Cash flows from financing activities:
Redemptions of common stock	(2,313)
Repayments on mortgage notes payable	(3,873)
Purchase of interest rate caps	(16)
Distributions paid on common stock	(2,873)
Net cash used in financing activities	(9,075)
Net increase (decrease) in cash and restricted cash	(6,448)
Cash and restricted cash at beginning of period	46,181
Cash and restricted cash at end of period	$ 39,733